Investments in associates and joint ventures (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in associates [Line Items]
Revenue	$ 1,167,381	$ 1,274,378	$ 1,068,791
Net loss from continued operations	(11,654)	64,435	(327,814)
Share in results	$ (1,144)	$ 13,207	$ (365,321)